Property, Plant and Equipment - Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation [Abstract]
Additions	[1]	R$ 1,476	R$ 2,579	R$ 5,467
Capitalized borrowing costs		(46)	(257)	(774)
Financing of property, plant and equipment – Additions		(1,390)	(2,298)	(5,080)
Financing of property, plant and equipment – Payments		1,607	3,092	3,911
Total		R$ 1,647	R$ 3,116	R$ 3,524

[1]	Includes interest capitalization in the amount of R$46 as of December 31, 2024 (R$257 and R$774 as of December 31, 2023 and 2022, respectively), see note 12.3.